Equity instrument income (Tables)	12 Months Ended
Dec. 31, 2025
Equity Instrument Income
Schedule of breakdown of the balance income equity instruments

Thousand of Reais	2025	2024	2023

Equity instruments classified as:
Financial Assets Measured At Fair Value Through Profit Or Loss	5,134	31,626	18,658
Financial Assets Measured At Fair Value Through Other Comprehensive Income	80,394	52,021	3,521
Total	85,528	83,647	22,179